STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
(7)	STOCK-BASED COMPENSATION
(a)	Stock Option Plan

The Company’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) was adopted by the Company’s board of directors and approved by the Company’s stockholders in June 2021 and became effective as of June 29, 2021. Upon the effectiveness of the 2021 Plan, the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) was terminated and no further grants may be made thereunder. The Company’s 2021 Plan allows for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, stock bonuses, restricted stock, stock units and other forms of awards including cash awards to its officers, directors, employees, consultants and advisors.

As of September 30, 2024, a total of 5,675,841 shares of the Company’s common stock were authorized for issuance with respect to awards granted under the 2021 Plan, of which 2,982,105 shares remain available for issuance. The share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to the lesser of (1) 4% of the total number of outstanding shares of the Company’s common stock on the last trading day in December in the prior year, or (2) such lesser number as determined by the Company’s board of directors. Since adoption, the number of shares available under the 2021 Plan pursuant to the annual increases totaled 3,075,841 shares through January 1, 2024.

Any shares subject to awards granted under the 2021 Plan or the 2018 Plan that are not paid, delivered or exercised before they expire or are canceled or terminated, or otherwise fail to vest, as well as shares used to pay the purchase or exercise price of such awards or related tax withholding obligations, will become available for new award grants under the 2021 Plan.

As of September 30, 2024, 2,753,788 and 960,316 options had been granted under the 2021 Plan and 2018 Plan, respectively.

The options that are granted under the 2021 Plan and the 2018 Plan are exercisable at various dates as determined upon grant and terminate within 10 years of the date of grant. The vesting period generally occurs over three to four years.

The following table summarizes the option activity under the 2021 Plan and 2018 Plan for the nine months ended September 30, 2024:

			Weighted-
			Average
			Remaining	Aggregate
		Weighted-Average	Contractual Term	Intrinsic Value
	Options	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2023	5,230,344	$13.66	8.16	$49,728
Granted	1,489,191	19.70
Exercised	(265,482)	4.67
Cancelled/Forfeited	(2,739,949)	18.84
Outstanding at September 30, 2024	3,714,104	$12.91	4.98	$12
Vested and exercisable at September 30, 2024	2,791,181	12.06	3.95	12

The weighted-average grant date fair value of stock option grants was $14.92 per share for the nine months ended September 30, 2024.

As of September 30, 2024, there was approximately $9.4 million of total unrecognized stock-based compensation expense related to unvested stock options granted under the 2021 Plan and 2018 Plan, which is expected to be recognized over a weighted-average period of approximately 1.9 years.

(b)	Employee Stock Purchase Plan

The Company’s Employee Stock Purchase Plan (the “ESPP”) was adopted by the Company’s board of directors and stockholders in June 2021 and became effective upon the consummation of the IPO. A total of 230,000 shares of the Company’s common stock was initially available for issuance under the ESPP. The share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to the lesser of (1) 1% of the total number of outstanding shares of the Company’s common stock on the last trading day in December in the prior year, or (2) such lesser number as determined by the Company’s board of directors. The number of shares available under the 2021 Plan increased by 247,229 shares effective January 1,

2023 as determined by the Company’s board of directors. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The ESPP provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. As of September 30, 2024, 76,011 shares had been issued under the ESPP, and 401,218 shares authorized under the ESPP Plan were available for issuance.

(c)	Restricted Stock Units

As of September 30, 2024, 31,881 restricted stock units had been awarded under the 2021 Plan. A summary of the status of and changes in unvested restricted stock unit activity under the Company’s equity award plans for the nine months ended September 30, 2024 was as follows:

		Weighted-
		Average Grant
		Date Fair Value
	Units	Per Unit
Unvested restricted stock units as of December 31, 2023	21,968	$22.26
Granted	—	—
Vested	(5,492)	21.30
Forfeited	(16,476)	22.58
Unvested restricted stock units as of September 30, 2024	—	$—

Stock-based compensation of restricted stock units is based on the fair value of the Company’s common stock on the date of grant and recognized over the vesting period. The vesting period generally occurs over three to four years.

As of September 30, 2024, the Company had no unrecognized stock-based compensation expense related to its unvested restricted stock units.

(d)	Stock-Based Compensation Expense

Stock-based compensation expense recognized for all equity awards has been reported in the statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$458	$1,817	$4,987	$4,798
General and administrative	1,545	1,420	5,081	3,857
Total	$2,003	$3,237	$10,068	$8,655

Stock-based compensation expense by type of award included within the consolidated statements of operations and comprehensive income (loss) was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Stock options	$2,014	$3,140	$9,890	$8,369
Restricted stock awards and units	—	52	116	151
Employee stock purchase plan awards	(11)	45	62	135
Total	$2,003	$3,237	$10,068	$8,655

(7)	SHARE-BASED COMPENSATION
(a)	Stock Option Plan

The Company’s 2021 Stock Option and Incentive Plan (the “2021 Plan”) was adopted by the Company’s board of directors and approved by the Company’s stockholders in June 2021 and became effective as of June 29, 2021. Upon the effectiveness of the 2021 Plan, the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) was terminated and no further grants may be made thereunder. The Company’s 2021 Plan allows for the grant of incentive stock options, non-qualified stock options, stock appreciation rights, stock bonuses, restricted stock, stock units and other forms of awards including cash awards to its officers, directors, employees, consultants and advisors.

As of December 31, 2023, a total of 4,565,333 shares of the Company’s common stock were authorized for issuance with respect to awards granted under the 2021 Plan. The share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to the lesser of (1) 4% of the total number of outstanding shares of the Company’s common stock on the last trading day in December in the prior year, or (2) such lesser number as determined by the Company’s board of directors. Since adoption, the annual increases have accumulated to a total of 3,075,841 shares through January 1, 2024.

Any shares subject to awards granted under the 2021 Plan or the 2018 Plan that are not paid, delivered or exercised before they expire or are canceled or terminated, or otherwise fail to vest, as well as shares used to pay the purchase or exercise price of such awards or related tax withholding obligations, will become available for new award grants under the 2021 Plan.

As of December 31, 2023, 3,931,887 options had been granted under the 2021 Plan, with 604,363 shares authorized under the 2021 Plan available for future issuance. As of December 31, 2023, a total of 1,298,457 options had been granted and were outstanding under the 2018 Plan.

The options that are granted under the 2021 Plan and the 2018 Plan are exercisable at various dates as determined upon grant and terminate within 10 years of the date of grant. The vesting period generally occurs over three to four years.

The following table summarizes the option activity under the 2021 Plan and 2018 Plan for the year ended December 31, 2023:

			Weighted-
			Average
			Remaining	Aggregate
		Weighted-Average	Contractual Term	Intrinsic Value
	Options	Exercise Price	(in years)	(in thousands)
Vested and expected to vest at December 31, 2022	4,110,219	$9.23	8.46	$82,490
Granted	1,546,001	22.85
Exercised	(338,987)	2.91
Cancelled/Forfeited	(86,889)	9.62
Outstanding at December 31, 2023	5,230,344	$13.66	8.16	$49,728
Vested and exercisable at December 31, 2023	2,157,378	11.24	7.81	25,152
Vested and expected to vest at December 31, 2023	5,230,344	$13.66	8.16	$49,728

The weighted-average grant date fair value of stock option grants was $15.69 and $10.48 per share for the years ended December 31, 2023 and December 31, 2022, respectively. All exercisable options are vested and all outstanding options are vested or expected to vest.

As of December 31, 2023 there was approximately $29.1 million of unrecognized stock-based compensation expense related to nonvested stock-based compensation arrangements granted under the 2021 Plan and 2018 Plan, which is expected to be recognized over a weighted-average period of 2.3 years.

(b)	Employee Stock Purchase Plan

The Company’s Employee Stock Purchase Plan (the “ESPP”) was adopted by the Company’s board of directors and stockholders in June 2021 and became effective upon the consummation of the IPO. A total of 230,000 shares of the Company’s common stock is initially available for issuance under the ESPP. The share limit will automatically increase on the first trading day in January of each year (commencing with 2022) by an amount equal to the lesser of (1) 1% of the total number of outstanding shares of the Company’s common stock on the last trading day in December in the prior year, or (2) such lesser number as determined by the Company’s board of directors. The number of shares available under the 2021 Plan increased by 247,229 shares effective January 1, 2023 as determined by the Company’s board of directors. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. The ESPP provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. As of December 31, 2023, 41,977 shares had been issued under the ESPP, and 435,252 shares authorized under the ESPP Plan were available for issuance.

(c)	Restricted Stock Units

As of December 31, 2023, 31,881 restricted stock units had been awarded under the 2021 Plan. A summary of the status of and changes in unvested restricted stock unit activity under the Company’s equity award plans for the year ended December 31, 2023, was as follows:

		Weighted-
		Average Grant
		Date Fair Value
	Units	Per Unit
Unvested restricted stock units as of December 31, 2022	28,881	$21.62
Granted	3,000	24.58
Vested	(9,913)	21.10
Forfeited	—	—
Unvested restricted stock units as of December 31, 2023	21,968	$22.26

Stock-based compensation of restricted stock units is based on the fair value of the Company’s common stock on the date of grant and recognized over the vesting period. The vesting period generally occurs over one to four years.

As of December 31, 2023, the Company had unrecognized stock-based compensation expense related to its unvested restricted stock units of $0.9 million, which is expected to be recognized over the remaining weighted-average vesting period of 2.4 years.

(d)	Stock-Based Compensation Expense

The Company estimated the fair value of stock options using the Black-Scholes valuation model. The Company accounts for any forfeitures of options when they occur. Previously recognized compensation expense for an award is reversed in the period that the award is forfeited. The fair value of stock options was estimated using the following assumptions:

Year Ended December 31,
	2023	2022
Expected term (in years)	5.3 - 6.1	5.5 - 6.1
Expected volatility	73.9 - 91.5%	73.5 - 76.5%
Risk-free interest rate	3.5 - 4.8%	1.6 - 4.3%
Expected dividend	—	—

Stock-based compensation expense recognized for stock option grants has been reported in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$6,621	$2,129
General and administrative	5,285	3,347
Total	$11,906	$5,476

Stock-based compensation expense by type of award included within the consolidated statements of operations and comprehensive (loss) income was as follows:

	Year Ended December 31,
	2023	2022
Stock options	$11,494	$5,316
Employee stock purchase plan awards	211	62
Restricted stock awards and units	201	98
Total	$11,906	$5,476